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                      CUNA MUTUAL INSURANCE SOCIETY, INC.
                  CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT

                                   SUPPLEMENT
                            DATED DECEMBER 15, 2008

                                       TO

                       MEMBERS(R) VARIABLE UNIVERSAL LIFE
                     MEMBERS(R) VARIABLE UNIVERSAL LIFE II

          PROSPECTUSES DATED MAY 1, 2008, AS SUPPLEMENTED JULY 9, 2008

This supplement updates the prospectuses for the variable life insurance policies listed above, and contains information that you should read and maintain for future reference.

Effective January 1, 2009, the Company will no longer issue MEMBERS Variable Universal Life II policies. In addition, the Company no longer issues new MEMBERS Variable Universal Life policies.

Effective January 1, 2009, new Accidental Death Benefit, Waiver of Monthly Deduction, Children's Insurance, Guaranteed Insurability, and Other Insured riders will no longer be available on either MEMBERS Variable Universal Life or MEMBERS Variable Universal Life II policies.

The Company will otherwise continue to service previously issued policies.

                                     * * *

If you would like an additional copy of the prospectus for your life insurance policy, please call us at 1-800-798-5500 or write us at 2000 Heritage Way, Waverly, Iowa 50677.